8. INVESTMENTS (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
InvestmentsLineItems [Line Items]
Cost	R$ 122,693
Accumulated depreciation	(21,498)
Balance at December 31,2019	101,195
Land [Member]
InvestmentsLineItems [Line Items]
Cost	68,877
Balance at December 31,2019	68,877
Buildings and Infrastructure [Member]
InvestmentsLineItems [Line Items]
Cost	53,816
Accumulated depreciation	(21,498)
Balance at December 31,2019	R$ 32,318